Long-Term Debt - Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal	$ 3,014,628	$ 3,173,229
Less debt issuance costs and other	(48,420)	(49,501)
Total debt	2,966,208	3,123,728
Less current portion	(473,691)	(589,767)
Long-term portion	2,492,517	2,533,961
U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Debt Instrument [Line Items]
Total principal	598,750	629,667
Bonds | Norwegian Kroner Bonds due through 2019
Debt Instrument [Line Items]
Total principal	122,739	121,889
Bonds | U.S. Dollar Non-Public Bonds due through 2024
Debt Instrument [Line Items]
Total principal	158,196	162,659
Bonds | US Dollar Denominated Term Loans Due Through 2022 [Member]
Debt Instrument [Line Items]
Total principal	550,000
Bonds | U.S. Dollar Bonds due through 2022
Debt Instrument [Line Items]
Total principal		550,000
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Total principal	76,821	85,574
Long-term Debt | US Dollar Denominated Term Loans Due Through 2030 [Member]
Debt Instrument [Line Items]
Total principal	$ 1,508,122
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal		$ 1,623,440